                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                             (Cash Management Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                             (Cash Management Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004


PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                              (Institutional Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                              Cash Assets Portfolio

                              (Institutional Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003,
                        January 16, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                              (Institutional Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004


PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                           (Personal Investment Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                           (Personal Investment Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004


PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                           (Private Investment Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                           (Private Investment Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004


PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                 (Reserve Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                 (Reserve Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004


PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                (Resource Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                          April 5, 2004 and May 18,2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                (Resource Class)
     Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004



PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.

                          SHORT-TERM INVESTMENTS TRUST

                          Government & Agency Portfolio
                        Government TaxAdvantage Portfolio
                             Liquid Assets Portfolio
                              STIC Prime Portfolio
                               Treasury Portfolio

                                  (Sweep Class)
   Supplement dated June 25, 2004 to the Prospectuses dated November 24, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004

                           TAX-FREE INVESTMENTS TRUST

                         Tax-Free Cash Reserve Portfolio

                                  (Sweep Class)
    Supplement dated June 25, 2004 to the Prospectus dated November 4, 2003 as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                         April 5, 2004 and May 18, 2004



PORTFOLIO HOLDINGS INFORMATION

The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Rating organizations can receive the above information daily based on weekly portfolios. Thirty-day yield, seven-day yield, one-day yield information and weighted average maturity are available daily for the fund based on the daily portfolio information.

Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person.